FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Millions		9 Months Ended
	Dec. 31, 2016	Sep. 30, 2017
Financial instruments carried at fair value [Line Items]
Total	$ 1,201	$ 18
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Value [Abstract]
Fair Value Of Senior Notes Convertible Senior Debentures AndInterest Rate Swap Agreements	26,456	25,430
Fair Values Convertible Senior Debentures And Derivatives Liabilities	569	2,268
Carrying Value Of Senior Notes Included Under Long And Short Term Liabilities And Convertibale Senior Debentures	27,025	27,698
Marketable Securities [Abstract]
Available-for sale securities - Fair value	986	180
Cost	985	164
Available For Sale Securities Gross Unrealized Gain	44	36
Available For Sale Securities Gross Unrealized Losses New	43	20
Options And Forward Contracts Derivative Liabilities [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	(17)	(15)
Asset Derivatives [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	10	25
ContingentConsiderationClassifiedAsAssetsOrLiabilitesFairValueDisclosure	(828)	(809)
Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Total	1,844	840
Level 1 [Member] | Options And Forward Contracts Derivative Liabilities [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	0	0
Level 1 [Member] | Asset Derivatives [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	0	0
ContingentConsiderationClassifiedAsAssetsOrLiabilitesFairValueDisclosure	0	0
Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Total	168	(32)
Level 2 [Member] | Options And Forward Contracts Derivative Liabilities [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	(17)	(15)
Level 2 [Member] | Asset Derivatives [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	10	25
ContingentConsiderationClassifiedAsAssetsOrLiabilitesFairValueDisclosure	0	0
Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Total	(811)	(790)
Level 3 [Member] | Options And Forward Contracts Derivative Liabilities [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	0	0
Level 3 [Member] | Asset Derivatives [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	0	0
ContingentConsiderationClassifiedAsAssetsOrLiabilitesFairValueDisclosure	(828)	(809)
Money Market Funds [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	24	1
Money Market Funds [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	24	1
Money Market Funds [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Money Market Funds [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Demand Deposits [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	964	679
Demand Deposits [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	964	679
Demand Deposits [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Demand Deposits [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Structured Finance [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	89	0
Structured Finance [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0
Structured Finance [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	89	0
Structured Finance [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0
Other Debt Obligations [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	31	32
Other Debt Obligations [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	14	13
Other Debt Obligations [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0
Other Debt Obligations [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	17	19
Equity Securities [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	842	147
Equity Securities [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	842	147
Equity Securities [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0
Equity Securities [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0
Cross Currency Interest Rate Contract [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	(2)	(79)
Derivatives - Asset	88	37
Cross Currency Interest Rate Contract [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	0	0
Derivatives - Asset	0	0
Cross Currency Interest Rate Contract [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	(2)	(79)
Derivatives - Asset	88	37
Cross Currency Interest Rate Contract [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	0	0
Derivatives - Asset	$ 0	$ 0